Fees Summary	Apr. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 469,000,000.00
Total Fee Amount	64,768.90
Total Offset Amount	0.00
Net Fee	$ 64,768.90
Offering Table N/A
Offset Table N/A	N/A